Nationwide Life Insurance Company of America              Nationwide Life and Annuity Company of America
o        Nationwide Provident VA Separate Account A       o        Nationwide Provident VLI Separate Account A
o        Nationwide Provident VA Separate Account 1
o        Nationwide Provident VLI Separate Account 1


                Prospectus supplement dated September 23, 2005 to
                          Prospectus dated May 1, 2005

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------


Effective September 19, 2005, the sub-adviser information relating to the Gartmore - GVIT Small Cap Value Fund: Class IV is amended as follows:

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS IV
------------------------------------------------ -----------------------------------------------------------------------------------
SUB-ADVISER:                                     EPOCH INVESTMENT PARTNERS, INC.; J.P. MORGAN INVESTMENT MANAGEMENT INC.
------------------------------------------------ -----------------------------------------------------------------------------------

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